Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
18.	Fair Value Measurements
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
When measuring fair value, the Company is required to maximize the use of observable inputs and minimize the use of unobservable inputs.
Fair Value of Financial Instruments
The Company’s significant financial instruments include long-term debt and interest rate swap agreements as of December 31, 2022 and January 1, 2022. Since there were no outstanding borrowings under the Revolving Credit Facility as of December 31, 2022 and January 1, 2022, the fair value approximated a carrying value of $0 at both December 31, 2022 and January 1, 2022.
The fair value of the Company’s Credit Facilities is determined by utilizing average bid prices on or near the end of each fiscal quarter (Level 2 input). As of December 31, 2022 and January 1, 2022, the fair value of the Company’s long-term debt was approximately $782,384 and $1,389,306, respectively, as compared to the carrying value (net of deferred financing costs and debt discount) of $1,422,284 and $1,418,104, respectively.
Derivative Financial Instruments
The fair values for the Company’s derivative financial instruments are determined using observable current market information such as the prevailing LIBOR interest rate and LIBOR yield curve rates and include consideration of counterparty credit risk. See Note 19 for disclosures related to derivative financial instruments.
The following table presents the aggregate fair value of the Company’s derivative financial instruments:

		Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap current asset at December 31, 2022	$11,748	$—	$11,748	$—
Interest rate swap noncurrent asset at December 31, 2022	$2,450	$—	$2,450	$—
Interest rate swap current liability at January 1, 2022	$14,670	$—	$14,670	$—
The Company did not have any transfers into or out of Levels 1 and 2 and did not maintain any assets or liabilities classified as Level 3 during the fiscal years ended December 31, 2022 and January 1, 2022.